Commitments and Contingencies (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 23, 2020	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 19, 2019 USD ($)
Commitments and contingencies (Details) [Line Items]
Underwriting agreement description		The Company granted the underwriters a 45-day option to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On September 19, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.	The Company granted the underwriters a 45-day option to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On September 19, 2019, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.
Underwriting discount		$ 6,100,000	$ 6,100,000
Deferred underwriting fees		$ 13,150,000	$ 13,150,000	$ 13,150,000
Underwriting discount per units (in Dollars per share) | $ / shares		$ 0.20	$ 0.20
Business Combination Agreement [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration		$ 35,000,000
Divided exercise price (in Dollars per share) | $ / shares		$ 10.00	$ 10.00
Aggregate cash consideration, description		All holders of shares of common stock of AvePoint, par value $0.001 per share ("AvePoint Common Stock") other than the Named Executives will receive an aggregate amount of between $75 million and approximately $93 million in cash (subject to deduction for certain expenses) based on an election ("Cash Election") from the balance of the Aggregate Cash Consideration and will receive the remainder of their consideration in shares of Apex Common Stock from the Aggregate Stock Consideration;	All holders of shares of common stock of AvePoint, par value $0.001 per share ("AvePoint Common Stock") other than the Named Executives will receive an aggregate amount of between $75 million and approximately $92 million in cash (subject to deduction for certain expenses)
Subscription agreements, description	Pursuant to which the PIPE Investors agreed to purchase an aggregate of 14,000,000 shares of Apex Common Stock (the "PIPE Shares"), at a purchase price of $10.00 per share for an aggregate purchase price of $140,000,000, in one or more private placement transactions (the "Private Placements").
Business Combination Agreement [Member] | AvePoint Preferred Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration		$ 263,000,000	$ 262,000,000
Aggregate cash consideration, description		(a) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $12.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share (the “First Milestone”) (such 1,000,000 shares of Apex Common Stock, the “First Milestone Contingent Consideration”); (b) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $15.00 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share (the “Second Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Second Milestone Contingent Consideration”); and (c) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $17.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share (the “Third Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Third Milestone Contingent Consideration” and together with the First Milestone Contingent Consideration and the Second Milestone Contingent Consideration, the “Contingent Consideration”). For the avoidance of doubt, the maximum amount of the Contingent Consideration is 3,000,000 shares of Apex Common Stock, in the aggregate.	(a) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $12.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $12.50 per share (the “First Milestone”) (such 1,000,000 shares of Apex Common Stock, the “First Milestone Contingent Consideration”); (b) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $15.00 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $15.00 per share (the “Second Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Second Milestone Contingent Consideration”); and (c) 1,000,000 shares of Apex Common Stock, in the aggregate, if at any time from and after the Closing through the seventh anniversary thereof (x) the Closing Price is greater than or equal to $17.50 over any 20 Trading Days within any 30 Trading Day period or (y) Apex consummates a Subsequent Transaction, which results in the stockholders of Apex having the right to exchange their shares for cash, securities or other property having a value equaling or exceeding $17.50 per share (the “Third Milestone”) (such 1,000,000 shares of Apex Common Stock, the “Third Milestone Contingent Consideration” and together with the First Milestone Contingent Consideration and the Second Milestone Contingent Consideration, the “Contingent Consideration”). For the avoidance of doubt, the maximum amount of the Contingent Consideration is 3,000,000 shares of Apex Common Stock, in the aggregate.
Business Combination Agreement [Member] | AvePoint Preferred Stock [Member] | Series C Preferred Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration		$ 135,000,000	$ 135,000,000
Common stock, par value | $ / shares		$ 0.001	$ 0.001
Business Combination Agreement [Member] | Apex Common Stock [Member]
Commitments and contingencies (Details) [Line Items]
Aggregate cash consideration			$ 35,000,000
Share of common stock (in Shares)		143,210,835	143,261,093
Common stock, par value | $ / shares			$ 0.0001